Putnam
New York
Tax Exempt
Income Fund

ANNUAL REPORT
November 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "Municipals' main draw, the tax-exempt interest, won't find much competition from the new law's tax-free alternatives such as Roth IRAs and the $250,000 exemption on home profits."

               --  The Orange County (California) Register, September 7, 1997

* "For investors in higher tax brackets, say 31% or greater, municipal bonds are almost always a better choice. At these tax rates, taxable bonds' after-tax yields can't compare to municipal bonds, even though munis' stated yields generally are lower."

               --  The (New Orleans) Times-Picayune, September 30, 1997

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

13 Portfolio holdings

19 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The global flight to the relative safety of bonds in the aftermath of the Southeast Asian currency crisis in late October provided a dramatic and positive finale to Putnam New York Tax Exempt Income Fund's fiscal year. In the 11 months prior to that occasion, the U.S. municipal bond market had demonstrated solid, albeit tenuous, strength as many investors cautiously set aside their lingering concerns about the economy, interest rates, and renewed inflation.

Recognizing the fragility of the generally positive environment both prior to and following the disruption in global markets, Fund Manager Howard Manning had pursued a slightly defensive policy in managing the fund. As the year unfolded, however, he concluded that a somewhat more dynamic strategy was in order and began adjusting the portfolio accordingly.

In the report that follows, Howard provides the specifics of his strategic shift as well as details about the fiscal year's performance. Then he offers some insights into what he believes is in store for the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 21, 1998



Report from the Fund Manager
Howard K. Manning

Over the past year, New York municipal bond investors benefited from a favorable economic and interest-rate environment at the national, state, and local levels. With this as a backdrop, Putnam New York Tax Exempt Income Fund's class A shares delivered returns of 6.69% at net asset value and 1.67% at public offering price by emphasizing yield curve positioning, noncallable bonds, and credit selection. These strategies have created a solid, yet flexible structure that should continue to help the portfolio produce a high level of income free from federal, New York state, and New York City income taxes. For a look at more detailed performance figures, please refer to the performance summary that begins on page 8.

* MUNICIPAL MARKET FEELS EFFECTS OF OCTOBER CORRECTION

Although an atmosphere of low volatility and narrow trading ranges characterized fixed-income markets for the early part of this reporting period, the last week of October changed all that. The Pacific Rim crisis and resulting worldwide equity market correction sparked enormous day-to-day volatility in the stock and bond markets. For a short time afterward, the municipal market, normally somewhat removed from such events, became caught up in the worldwide volatility.

Immediately following the October correction, the municipal market experienced an explosive rally. Since then, it has settled down, but municipal bond yields have remained amazingly attractive relative to taxable Treasuries, and we have been taking full advantage of the development.

* NEW YORK MUNICIPAL INVESTORS BENEFIT FROM STATE'S FISCAL STRENGTH

Within this relatively positive national economic and interest-rate environment, New York municipal bond investors found the year ripe with opportunity. The state's sound economic health and fiscal management earned it rating upgrades for its general obligation and state-appropriated bonds. The year's highlight, however, was New York City. Shining from Wall Street's banner year and investor demand for higher-yielding bonds, the city's general obligation bonds rose in price to become some of the top-performing credits within the national tax-exempt market. The conservative assumptions in Mayor Giuliani's fiscal 1998 budget, especially with regard to earnings expectations for Wall Street firms, led us to conclude that the bonds' prospects in the months ahead remain positive.

While the rating agencies did not raise New York City's credit ratings, investors recognized the situation as a promising opportunity. Higher tax revenues offset some of the city's need to issue new debt. This led to anticipation of a lower bond supply, which investors believed could boost prices of existing bonds. Furthermore, the city's longer-term debt burdens were expected to be alleviated in part by the establishment of the Transitional Finance Authority.

In addition to credit factors, we believe quality spread compression helped stimulate demand for New York municipal bonds. This phenomenon drove the prices of lower-rated bonds higher -- and yields lower -- than their higher-rated counterparts. Demand was particularly strong for New York municipal bonds in general, since New York City and New York state-appropriated bonds represent the largest and most liquid Baa-rated market within the national tax-exempt sector.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Transportation                29.6%

Education                     16.4%

Hospitals/health care          9.8%

Utilities                      6.0%

Water and sewerage             5.3%

Footnote reads:
*Based on net assets as of 11/30/97. Holdings will vary over time.

* TARGETED RESEARCH POINTS TO TOP-PERFORMING AIRLINE BONDS

Careful security selection and in-depth credit research often represent important tools for improving fund returns, and this year was no exception. This process entails identifying the most promising issues within the credit markets and is especially important when reviewing higher-risk bond issuers. For the past three years, tremendous profitability among leading airline carriers and attractive revenue bond structures have led Putnam's research department to view airline industry bonds very positively. The fund benefited from this bullishness through its substantial position in New York City Industrial Development Agency Bonds, which are backed by American Airlines. In fact, these bonds were among the best-performing credits in the municipal marketplace during the period.

* FOCUS ON INTERMEDIATE MATURITIES AND NONCALLABLE BONDS

In general, your fund focused on capturing relative value rather than making interest-rate management a key focus. We structured the portfolio to reflect a neutral interest-rate stance and built positions we believed would provide attractive income over the long term.

One of our strategies was to sell interest-rate sensitive bonds, including zero-coupon bonds and bonds that had low coupons with maturities longer than 20 years. We replaced them with bonds in the 6% to 6.5% coupon range with maturities from 10 to 20 years. These bonds offer extremely attractive yields now along with the potential to increase in value as they approach maturity and shift to the shorter end of the yield curve.

Another way your fund's management team seeks to provide high and durable returns is by improving call risk within the fund. Our goal is to enhance the durability of the income stream by extending call dates on holdings. Callable bonds carry the option of being redeemed, or called away, by the issuer at a certain future date. Bonds are normally called away if interest rates are lower than when the bonds were originally issued. By avoiding callable bonds, the portfolio has a better chance of maintaining a certain level of income.

[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Short-term/VMIGI              0.8%

Aaa                          43.0%

Aa                           12.8%

A                            12.4%

Baa                          28.5%

Ba                            2.5%

Footnote reads:
*As a percentage of market value as of 11/30/97. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's descriptions unless noted otherwise; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

*OUTLOOK CAUTIOUS AS MUNICIPAL MARKET BEGINS TO SETTLE DOWN

Although the Pacific Rim crisis and its repercussions are still the focus of worldwide markets, U.S. economic growth remains robust supported by favorable labor conditions. While the municipal market seems to be settling down, there still may be periods of moderate volatility caused by the uncertainty over the impact of the Asian debacle. It is quite possible that the crisis will help the Federal Reserve Board's efforts to keep inflation at bay by keeping the U.S. economy in check.

We realize that volatility can be unsettling for investors, but as professional money managers, we can take advantage of short-term distortions and improve the fund's return over time. While national trends may remain a bit unsettled for some time, the credit outlook for New York City and New York state remains strong. This, combined with ongoing healthy demand for municipal bonds, should cause the state's municipal bond prices to rise further relative to alternative investments.

As time goes on, we still believe that there will be some moderate upward pressure on interest rates driven by healthy employment and the strong economy in the United States. Our focus on key strategies such as reducing call risk and careful security selection, especially among the lower quality credits, should serve us very well as we move into 1998.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New York Tax Exempt Income Fund is designed for investors seeking high current income free from federal, New York state, and New York City income taxes consistent with capital preservation.

TOTAL RETURN FOR PERIODS ENDED 11/30/97

                          Class A         Class B         Class M
(inception date)         (9/2/83)        (1/4/93)        (4/10/95)
                        NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year                 6.69%   1.67%   5.89%   0.89%   6.37%   2.90
------------------------------------------------------------------------------
5 years               36.02   29.53   31.04   29.04   33.68   29.26
Annual average         6.35    5.31    5.56    5.23    5.98    5.27
------------------------------------------------------------------------------
10 years             121.00  110.49  103.86  103.86  111.57  104.70
Annual average         8.25    7.73    7.38    7.38    7.78    7.43
------------------------------------------------------------------------------
Life of fund         253.15  236.34  214.20  214.20  231.15  220.41
Annual average         9.26    8.88    8.37    8.37    8.77    8.51
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/97

                                       Lehman Bros.
                                     Municipal Bond       Consumer
                                          Index          Price Index
------------------------------------------------------------------------------
1 year                                    7.18%              1.83%
------------------------------------------------------------------------------
5 years                                  42.06              13.73
Annual average                            7.27               2.61
------------------------------------------------------------------------------
10 years                                127.95              39.95
Annual average                            8.59               3.42
------------------------------------------------------------------------------
Life of fund                            269.02              61.18
Annual average                            9.60               3.41
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return since 11/30/87

Plot points read:

                Fund's class A     Lehman Bros        Consumer
                shares at POP    Muni Bond Index    Price Index
11/30/87             9525            10000             10000
11/30/88            10762            11063             10425
11/30/89            11921            12281             10911
11/30/90            12443            13227             11595
11/30/91            13992            14584             11942
11/30/92            15475            16046             12306
11/30/93            17335            17826             12636
11/30/94            15945            16894             12973
11/30/95            18806            20088             13312
11/30/96            19730            21272             13746
11/30/97            21049            22795             13995

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $20,386 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $21,157 ($20,470 at public offering price). See first page of performance section for performance calculation method.

PRICE AND DISTRIBUTION INFORMATION

                              Class A        Class B        Class M
------------------------------------------------------------------------------
Distributions (number)           12             12            12
------------------------------------------------------------------------------
Income                         $0.467216    $0.408547      $0.440426
------------------------------------------------------------------------------
  Total                        $0.467216    $0.408547      $0.440426
------------------------------------------------------------------------------
Share value:                     NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
11/30/96                       $8.91   $9.35   $8.90   $8.91   $9.21
------------------------------------------------------------------------------
11/30/97                        9.02    9.47    9.00    9.02    9.32
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate2          5.14%   4.90%   4.49%   4.84%   4.68%
------------------------------------------------------------------------------
Taxable equivalent(a)3          9.14    8.71    7.98    8.60    8.32
------------------------------------------------------------------------------
Taxable equivalent(b)3          9.53    9.09    8.33    8.98    8.68
------------------------------------------------------------------------------
Current 30-day SEC yield4       4.71    4.48    4.02    4.37    4.23
------------------------------------------------------------------------------
Taxable equivalent(a)3          8.37    7.96    7.15    7.77    7.52
------------------------------------------------------------------------------
Taxable equivalent(b)3          8.74    8.31    7.46    8.10    7.84
------------------------------------------------------------------------------
1Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3Assumes (a) maximum 43.74% combined federal income tax and New York state personal income tax rate or (b) maximum 46.08% combined federal income tax, New York state and New York City personal income tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4Based only on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 12/31/97
(most recent calendar quarter)

                          Class A         Class B          Class M
(inception date)         (9/2/83)        (1/4/93)         (4/10/95)
                       NAV     POP     NAV    CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                8.96%   3.79%   8.38%   3.38%    8.64%   5.06%
------------------------------------------------------------------------------
5 years              36.48   29.94   31.68   29.68    34.09   29.77
Annual average        6.42    5.38    5.66    5.34     6.04    5.35
------------------------------------------------------------------------------
10 years            119.88  109.43  103.11  103.11   110.62  103.77
Annual average        8.20    7.67    7.34    7.34     7.73    7.38
------------------------------------------------------------------------------
Life of fund        259.03  241.95  219.62  219.62   236.58  225.66
Annual average        9.33    8.96    8.45    8.45     8.84    8.59
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants
For the fiscal year ended November 30, 1997

To the Trustees and Shareholders of
Putnam New York Tax Exempt Income Fund

We have audited the accompanying statement of assets and liabilities of Putnam New York Tax Exempt Income Fund, including the portfolio of investments owned, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam New York Tax Exempt Income Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                    Coopers & Lybrand L.L.P.

Boston, Massachusetts
January 12, 1998




Portfolio of investments owned
November 30, 1997

            Key to Abbreviations
            AMBAC      -- AMBAC Indemnity Corporation
            FGIC       -- Financial Guaranty Insurance Company
            FHA Insd.  -- Federal Housing Administration Insured
            FRB        -- Floating Rate Bonds
            FSA        -- Financial Security Assurance
            G.O. Bonds -- General Obligation Bonds
            IFB        -- Inverse Floating Rate Bonds
            MBIA       -- Municipal Bond Investors Assurance Corporation
            VRDN       -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.1%) *
PRINCIPAL AMOUNT                                                             RATINGS**                VALUE

New York (92.9%)
-----------------------------------------------------------------------------------------------------------
   $14,500,000   Battery Park, City Auth. Rev. Bonds, 7.7s, 5/1/15           Aaa             $   15,515,000
    15,000,000   Metropolitan Trans. Auth. Commuter Facs.
                   Rev. Bonds, Ser. B, AMBAC, 5 1/8s, 7/1/24                 Aaa                 14,625,000
                 Metropolitan Trans. Auth. Rev. Bonds
    15,400,000     Ser. A, MBIA, 6 1/4s, 4/1/14                              Aaa                 17,613,750
    14,495,000     Ser. A, MBIA, 6 1/4s, 4/1/13                              Aaa                 16,578,656
     5,000,000     Ser. O, MBIA, 6 3/8s, 7/1/20                              Aaa                  5,606,250
                 Metropolitan Trans. Auth. Svcs. Contract Fac.
                   Rev. Bonds
     3,750,000     (Trans. Fac.), Ser. 3, 7 3/8s, 7/1/08                     BBB                  4,485,938
     3,000,000     (Trans. Fac.), Ser. 6, 7s, 7/1/09                         BBB                  3,318,750
    12,000,000     (Commuter Fac.), Ser. O, 5 3/4s, 7/1/13                   BBB                 12,645,000
    20,570,000     (Trans. Fac.), Ser. O, 5 3/4s, 7/1/13                     BBB                 21,675,638
    12,500,000     (Commuter Fac.), Ser. O, 5 1/2s, 7/1/17                   BBB                 12,781,250
    24,345,000     (Trans. Fac), Ser. O, 5 1/2s, 7/1/17                      BBB                 24,892,763
    25,950,000   Metropolitan Trans. Auth. Tran. Facs. Rev. Bonds,
                   Ser. B-1, AMBAC, 5s, 7/1/17                               Aaa                 25,236,375
     5,480,000   Metropolitan Trans. Auth. Fac. Rev. Bonds, Ser. A,
                   MBIA, 6s, 7/1/12                                          Aaa                  6,130,750
                 NY City, G.O. Bonds
    12,325,000     Ser. B, 8 1/4s, 6/1/05                                    BBB+                14,990,281
     9,200,000     Ser. L, MBIA, 8s, 8/1/06                                  Aaa                 11,431,000
     8,000,000     Ser. B, AMBAC, 7 1/4s, 8/15/07                            Aaa                  9,620,000
    18,675,000     Ser. B, MBIA, 6 1/2s, 8/15/11                             Aaa                 21,592,969
    21,495,000     Ser. D, 6 1/2s, 11/1/10                                   Aaa                 24,826,725
     5,240,000     Ser. B, 6 1/2s, 8/15/10                                   Aaa                  6,039,100
    20,685,000     Ser. I, 6 1/4s, 4/15/27                                   BBB+                21,951,956
     5,000,000     Ser. I, 6 1/4s, 4/15/17                                   BBB+                 5,300,000
    15,000,000     Ser. A, 6 1/4s, 8/1/08                                    BBB+                16,331,250
    10,000,000     Ser. H, 6 1/8s, 8/1/25                                    BBB+                10,462,500
    14,275,000     Ser. D, 5 1/4s, 8/1/21                                    BBB+                13,757,531
     2,100,000   NY City, Hsg. Dev. Corp. Mtge. VRDN
                   (Parkgate Tower), Ser. 1, 4.85s, 12/1/07                  VMIG1                2,100,000
                 NY City, Indl. Dev. Agcy. Rev. Bonds
    20,350,000     (Paper Inc.), 7.95s, 1/1/28                               BB-/P               23,275,313
     8,000,000     (Paper Inc.), 7.8s, 1/1/16                                BB-/P                9,130,000
     8,970,000     (Northwest Airlines, Inc.), 6s, 6/1/27                    BB+                  9,239,100
                 NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
    10,625,000     (American Airlines, Inc.), 6.9s, 8/1/24                   Baa2                11,820,313
    24,465,000     (Terminal One Group Assn.), 6 1/8s, 1/1/24                A                   25,718,831
    26,250,000     (Terminal One Group Assn.), 6s, 1/1/19                    A                   27,398,438
     2,100,000   NY City, Indl. Dev. Agcy. VRDN (Columbia
                   Grammar School), 3.35s, 6/30/14                           A-1                  2,100,000
                 NY City, Muni. Assistance Corp. Rev. Bonds
    14,455,000     6 1/4s, 7/1/08                                            Aa2                 16,261,875
    15,670,000     6 1/4s, 7/1/07                                            Aa                  17,589,575
    19,435,000     6 1/4s, 7/1/06                                            Aa                  21,670,025
    21,500,000     Ser. G, 6s, 7/1/08                                        Aa2                 23,730,625
    13,000,000   NY City, Muni. Fin. Auth. Wtr. and Swr. Syst.
                   FRB, FGIC, 11.23s, 6/15/11 (acquired 8/9/91,
                   cost $13,587,860) ++++#                                   Aaa                 20,215,000
                 NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
     8,000,000     Ser. B, 5 3/4s, 6/15/29                                   A2                   8,220,000
    25,300,000     Ser. A, 5 1/8s, 6/15/21                                   A2                  24,477,750
    17,500,000   NY City, Muni. Wtr. Fin. Auth. IFB, MBIA,
                   6.170s, 6/15/08                                           Aaa                 18,506,250
                 NY City, Transitional Fin. Auth. Rev. Bonds
                     (Future Tax Secd.), Ser. A
    19,775,000       5 1/8s, 8/15/21                                         Aa                  19,354,781
    36,500,000       5s, 8/15/27                                             Aa                  35,085,625
       100,000   NY City Trust Cultural Res. VRDN, (Soloman
                   Guggenhein-B), 3.75s, 12/1/15                             VMIG1                  100,000
                 NY & NJ Port Auth. Special Oblig. Rev. Bonds
                   (JFK Intl. Arpt.)
     6,000,000     6 3/4s, 10/1/19                                           BB/P                 6,502,500
    12,000,000     MBIA, 6 1/4s, 12/1/13                                     Aaa                 13,635,000
     9,455,000     MBIA, 6 1/4s, 12/1/10                                     Aaa                 10,636,875
                 NY State Dorm. Auth. Cap. Appn. Rev. Bonds
                   (State U.), Ser. B
    48,000,000     MBIA, zero%, 5/15/09                                      Aaa                 27,660,000
    53,490,000     MBIA, zero%, 5/15/08                                      Aaa                 32,628,900
    13,000,000   NY State Dorm. Auth. IFB (Cornell U.), 10.499s,
                   7/1/30 (acquired 8/9/91, cost $13,315,900) ++++           Aa                  15,453,750
                 NY State Dorm. Auth. Rev. Bonds
     5,000,000     (NY Dept of Ed.), 7 3/4s, 7/1/21                          Baa1                 5,662,500
     9,000,000     (State U. Edl. Fac.), Ser. A, 7 5/8s, 5/15/05             Aaa                  9,900,000
    18,800,000     (City U. Syst.), Ser. C, 7 1/2s, 7/1/10                   BBB+                22,818,500
    13,250,000     (Rites-PA), 7.45s, 6/15/10                                Aaa                 15,850,313
     4,000,000     (State U. Athletic Fac.), 7 1/4s, 7/1/21                  Baa1                 4,380,000
     8,950,000     (State U. Edl. Fac.), Ser. A, FSA, 5 7/8s, 5/15/17        Aaa                  9,856,188
    13,200,000     (State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11             A-                  14,272,500
    45,385,000     (City U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18      BBB+                47,597,507
    14,645,000     (City U. Syst. Construction), Ser. A, 5 3/4s, 7/1/13
                   (2nd Gen)                                                 BBB+                15,432,169
    10,000,000     (Columbia U.), Ser. A, 5 3/4s, 7/1/10                     Aaa                 11,000,000
    15,600,000     (U. Syst. Construction), Ser. A, 5 5/8s, 7/1/16           BBB+                16,165,500
    16,055,000     (State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/13             A-                  16,536,650
     9,000,000     (State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/10             A-                   9,416,250
     5,000,000     (State U. Edl. Fac.), Ser. B, FGIC, 5 1/2s, 5/15/08       Aaa                  5,325,000
    20,000,000     (City U. Syst. Construction), Ser. 1, 5 1/4s, 7/1/17      BBB+                19,425,000
    30,000,000     (State U. Edl. Fac.), Ser. A, 5 1/4s, 5/15/15             A-                  30,187,500
     6,850,000     (City U. Syst. Construction), Ser. 1, MBIA,
                   5 1/8s, 7/1/27                                            Aaa                  6,653,063
     5,000,000   NY State Energy Research & Dev. Auth. Fac.
                   Rev. Bonds (Cons. Edison Co. of NY, Inc.),
                   Ser. A, 7 1/8s, 12/1/29                                   A+                   5,762,500
                 NY State Energy Research & Dev. Auth. Poll.
                   Control Rev. Bonds (Niagara Mohawk Pwr.
                   Corp.), Ser. A, FGIC
    10,000,000     7.2s, 7/1/29                                              Aaa                 11,512,500
    12,500,000     6 5/8s, 10/1/13                                           Aaa                 13,593,750
     9,460,000   NY State Energy Research & Dev. Auth.
                   Rev. Bonds, AMBAC, 6.1s, 5/15/20                          Aaa                 10,110,375
    10,000,000   NY State Energy Research & Dev. Auth. Gas
                   Fac. IFB (Brooklyn Union Gas Co.), Ser. B,
                   9.747s, 7/1/26                                            A1                  12,700,000
                 NY State Env. Fac. Corp. Poll. Control Rev. Bonds,
    10,675,000     MBIA, 7.95s, 6/15/11                                      Aaa                 13,103,563
    10,655,000     (State Wtr. Revolving Fund), Ser. A, 7 1/2s,
                   6/15/12                                                   Aa2                 11,680,544
       550,000     (State Wtr. Revolving Fund), Ser. E, 6 7/8s,
                   6/15/11                                                   Aa2                    601,563
     4,500,000     (State Wtr. Revolving Fund), Ser. E, 6 7/8s,
                   6/15/11                                                   AAA                  4,966,875
     6,870,000     (State Wtr. Revolving Fund), Ser. B, 6.65s, 9/15/13       Aaa                  7,574,175
     5,265,000     (State Wtr. Revolving Fund), Ser. A, 6.55s, 9/15/10       Aaa                  5,811,244
    20,000,000     (State Wtr. Sub-Revolving Fund), Ser. E, MBIA,
                   6s, 6/15/12                                               Aaa                 22,225,000
    15,965,000   NY State G.O. Bonds, Ser. A, 6 1/8s, 6/15/14                A                   17,062,594
                 NY State Hsg. Fin. Agcy. Rev. Bonds
     4,790,000     8s, 11/1/08                                               BBB+                 5,298,938
     9,440,000     (Multi-Fam. Hsg. Insd. Mtge. Program), Ser. A,
                   FHA, 7s, 8/15/22                                          AAA                 10,136,200
    23,310,000     Prerefunded, 8s, 11/1/08                                  Aaa                 26,165,475
     7,500,000   NY State Hsg. Fin. Agcy. Svcs. Contract Oblig.
                   Rev. Bonds, Ser. C, 7.3s, 3/15/21                         Aaa                  8,437,500
                 NY State Local Govt. Assistance Corp. Rev. Bonds
    11,900,000     Ser. A, 6 1/2s, 4/1/20                                    A+                  12,762,750
    12,510,000     Ser. E, 6s, 4/1/14                                        A+                  13,651,538
     6,000,000     Ser. E, AMBAC, 6s, 4/1/14                                 Aaa                  6,682,500
    24,700,000   NY State Med. Care Fac. Fin. Agcy. FRB
                   (Monterfiore Med. Ctr.), Ser. A, MBIA, 10.264s,
                   2/15/24 (acquired various dates from 10/3/91
                   to 4/8/92, cost $26,795,648) ++++                         Aaa                 27,540,500
                 NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
    11,000,000     (Hosp. & Nursing Home), Ser. B, FHA Insd., 8s,
                   2/15/28                                                   AAA                 11,522,280
     2,125,000     (Mental Hlth. Svcs. Fac.), Ser. B, 7 7/8s, 8/15/20        BBB+                 2,326,875
    11,625,000     (Mental Hlth. Svcs. Fac.), Ser. B, Refunded, 7 7/8s,
                   8/15/20	Aaa	12,932,813
     3,750,000     (Mental Hlth. Svcs. Fac.), Ser. A, 7.8s, 2/15/19          A-                   3,970,313
     3,525,000     (Mental Hlth. Svcs. Fac.), Ser. A, Prerefunded, 7.8s,
                   2/15/19                                                   Aaa                  3,749,719
    22,525,000     (Presbyterian Hosp.), Ser. A, FHA Insd., 7.7s,
                   2/15/25                                                   Aaa                 24,974,594
     5,000,000     (Hosp. & Nursing Home), Ser. C, FHA Insd.,
                   7.7s, 2/15/22                                             Aaa                  5,232,900
    24,775,000     (Mental Hlth. Svcs. Fac.), Ser. A, Prerefunded,
                   7 1/2s, 2/15/21                                           Aaa                 27,655,094
    18,500,000     (St. Luke's Hosp.), Ser. B, FHA Insd., 7.45s, 2/15/29     Aaa                 20,141,875
     6,625,000     (Methodist Hosp. & Nursing Home), Ser. A,
                   FHA Insd., 6.7s, 8/15/23                                  Aa                   7,146,719
    12,325,000     Ser. A, AMBAC, FHA, 6 1/2s, 8/15/29                       Aaa                 13,649,938
     7,040,000   NY State Mtge. Agcy. Rev. Bonds (Homeowner
                   Mtge.), Ser. 50, 6 5/8s, 4/1/25                           AAA                  7,594,400
     4,250,000   NY State Muni. Bond Bk. Agcy. Special Program
                   Rev. Bonds (Rochester), Ser. A, 6 3/4s, 3/15/11           A+                   4,574,063
     8,400,000   NY State Pwr. Auth. Rev. Bonds, Ser. Y, 6 3/4s, 1/1/18      Aa                   9,082,500
                 NY State Thruway Auth. Rev. Bonds
     5,000,000     6s, 4/1/12                                                BBB+                 5,362,500
     4,500,000     5s, 4/1/17                                                BBB+                 4,275,000
                 NY State Thruway Auth. Svcs. Contract Rev. Bonds
    13,300,000     (Local Hwy. & Bridge), 7 1/4s, 1/1/10                     BBB+                14,679,875
    16,385,000     6.45s, 4/1/15                                             BBB+                17,798,206
    23,500,000     (Hwy. & Brdg.), 6s, 4/1/11                                BBB+                25,145,000
                 NY State Urban Dev. Corp. Rev. Bonds
     9,000,000     (Onondaga Cnty. Convention), 7 7/8s, 1/1/20               Aaa                 10,113,750
    33,250,000     (Correctional Fac.), Ser. 2, 7 1/2s, 1/1/18               AAA/P               37,032,188
    10,000,000     (Correctional Cap. Fac.), Ser. A, FSA,
                   6 1/2s, 1/1/11	Aaa	11,437,500
     6,000,000     (Correctional Fac.), Ser. A. FSA, 6 1/2s, 1/1/10          Aaa                  6,840,000
     6,920,000     (Correctional Fac.), Ser. A, 6 1/2s, 1/1/10               BBB+                 7,741,750
     5,250,000     (State Fac.), 5 3/4s, 4/1/12                              Baa1                 5,532,188
     5,830,000     (Correctional Fac.), Ser. 7, 5.7s, 1/1/16                 BBB+                 5,932,025
    11,225,000     (State Fac.), 5.7s, 4/1/10                                BBB+                11,884,469
    19,100,000     5.6s, 4/1/15                                              Baa                 19,720,750
     7,710,000     (Correctional Cap. Fac.), Ser. A, 5 1/2s, 1/1/09          Baa                  7,989,488
     7,775,000     (Correctional Cap. Fac.), Ser. A, FSA, 5 1/2s,
                   1/1/08                                                    Aaa                  8,222,063
     8,600,000   Port Auth. NY & NJ Cons. IFB, 9.204s, 8/1/26
                   (acquired 8/29/91, cost $8,814,828) ++++                  AA-                  9,976,000
                 Port Auth. NY & NJ Split Oblig. Rev. Bonds
                   (JFK Intl. Air Terminal), MBIA, Ser. 6
    10,000,000     6 1/4s, 12/1/11                                           Aaa                 11,262,500
    10,000,000     6 1/4s, 12/1/09                                           Aaa                 11,275,000
     5,000,000   Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
                   (Southwest Swr. Syst.), FGIC, 6s, 2/1/08                  Aaa                  5,531,250
                 Triborough Bridge & Tunnel Auth. Rev. Bonds
    11,250,000     6.95s, 1/1/12                                             VMIG1               12,403,125
     3,500,000     5 1/4s, 1/1/28                                            Aa3                  3,447,500
                 Triborough Bridge & Tunnel Auth. Gen.
                   Purpose Rev. Bonds
    38,750,000     (Convention Ctr.), Ser. E, 7 1/4s, 1/1/10                 BBB+                45,918,750
     7,000,000     Ser. A, 6 1/2s, 1/1/09                                    Aa                   8,041,250
    17,700,000     Ser. Y, 6s, 1/1/12                                        Aa                  19,624,875
     9,915,000     Ser. A, 6s, 1/1/10                                        Aa                  10,943,681
                 Triborough Bridge & Tunnel Auth. Rev. Bonds
    18,850,000     Ser. X, MBIA, 6 5/8s, 1/1/12                              Aa                  22,078,063
    12,500,000     (Convention Ctr.), Ser. E, 6s, 1/1/11                     BBB+                13,484,375
    18,000,000   Triborough Bridge & Tunnel Auth. Special Oblig.
                   IFB, Ser. A, AMBAC, 7.969s, 1/1/12 (acquired
                   7/10/92, cost $18,135,000) ++++                           Aaa                 20,745,000
                                                                                             --------------
                                                                                             $1,816,769,886

Puerto Rico (6.2%)
-----------------------------------------------------------------------------------------------------------
                 Cmnwlth. of PR, G.O. Bonds
    15,750,000     MBIA, 6 1/2s, 7/1/23                                      Baa                 17,403,750
     3,915,000     6 1/2s, 7/1/13                                            Baa                  4,580,550
    11,110,000     6 1/2s, 7/1/12                                            Baa                 12,984,813
                 Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
     3,000,000     Ser. V, 6 5/8s, 7/1/12                                    Baa                  3,292,500
     7,000,000     Ser. Z, FSA, 6 1/4s, 7/1/16                               Aaa                  8,032,500
     9,000,000     Ser. X, MBIA, 5 1/2s, 7/1/13                              Aaa                  9,618,750
                 PR Elec. Pwr. Auth. Rev. Bonds
    10,000,000     MBIA, 10.15s, 7/1/07                                      AAA/P               13,950,000
    10,315,000     Ser. R, 6 1/4s, 7/1/17                                    Baa                 10,972,581
    15,775,000     Ser. S, MBIA, 6 1/8s, 7/1/09                              Aaa                 17,806,031
     9,000,000     Ser. BB, MBIA, 6s, 7/1/11                                 Aaa                 10,046,250
    11,350,000   PR Tel. Auth. IFB, 7.829s, 1/1/20 (acquired 9/25/92,
                   cost $10,981,125) ++++                                    A                   12,470,813
                                                                                             --------------
                                                                                                121,158,538
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,800,726,422) ***                                 $1,937,928,424
-----------------------------------------------------------------------------------------------------------

   * Percentages indicated are based on net assets of $1,955,384,178.

  ** The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at November 30, 1997 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at Report
     Date - November 30, 1997. Securities rated by Putnam are indicated by "/P" and are not publicly rated. Ratings are not covered by the Report of independent accountants.

 *** The aggregate identified cost on a tax basis is $1,802,917,726, resulting in gross unrealized appreciation and depreciation of $140,026,074 and $5,015,376, respectively, or net unrealized appreciation of $135,010,698.

++++ Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 1997 was $106,401,063 or 5.4% of net assets.

   # A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 1997.

     The rates shown on IFB's, which are securities paying interest rates that vary inversely to changes in the market interest rates, FRB's, and VRDN's are the current interest rates at November 30, 1997.

     The fund had the following industry group concentrations greater than 10% at November 30, 1997 (as a percentage of net assets):

       Transportation     29.6%
       Education          16.4

     The fund had the following insurance concentration greater than 10% at November 30, 1997. (as a percentage of net assets):
       MBIA               18.7%



----------------------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 1997

                               Total          Aggregate Face     Expiration      Unrealized
                            Market Value           Value            Date        Depreciation
----------------------------------------------------------------------------------------------
U.S. Treasury Bond
Futures (Short)             $179,734,750        $175,432,792       Dec-97       $(4,301,958)
Municipal Bond Index
Futures (Short)               26,901,875          26,785,000       Dec-97          (116,875)
----------------------------------------------------------------------------------------------
                                                                                $(4,418,833)
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
November 30, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,800,726,422) (Note 1)                                            $1,937,928,424
---------------------------------------------------------------------------------------------------
Cash                                                                                      3,326,001
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                           36,224,264
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      622,883
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              100,000
---------------------------------------------------------------------------------------------------
Total assets                                                                          1,978,201,572

Liabilities
---------------------------------------------------------------------------------------------------
Payable for variation margin                                                                148,250
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                     4,013,432
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         13,252,924
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                1,935,838
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              2,400,605
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  183,403
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                31,133
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  3,345
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      738,568
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      109,896
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        22,817,394
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,955,384,178

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $1,818,424,403
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              1,613,130
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                     2,563,476
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              132,783,169
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,955,384,178

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,725,772,645 divided by 191,323,755 shares)                                                $9.02
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.02)*                                        $9.47
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($227,746,918 divided by 25,297,659 shares)+                                                  $9.00
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,864,615 divided by 206,730 shares)                                                        $9.02
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.02)**                                       $9.32
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.
 + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended November 30, 1997

Tax exempt interest income:                                                           $119,161,429
--------------------------------------------------------------------------------------------------

Expenses:
Compensation of Manager (Note 2)                                                         9,766,704
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           1,637,181
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           55,505
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            20,651
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    3,554,079
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    1,915,549
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                        8,035
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     84,752
--------------------------------------------------------------------------------------------------
Auditing                                                                                    71,924
--------------------------------------------------------------------------------------------------
Legal                                                                                       97,582
--------------------------------------------------------------------------------------------------
Other                                                                                       16,197
--------------------------------------------------------------------------------------------------
Total expenses                                                                          17,228,159
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (532,240)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            16,695,919
--------------------------------------------------------------------------------------------------
Net investment income                                                                  102,465,510
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        64,729,751
--------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1)                                        (6,498,090)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the year                 (34,125,200)
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 24,106,461
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $126,571,971
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                             Year ended November 30
                                                                                    ----------------------------------
                                                                                               1997               1996
----------------------------------------------------------------------------------------------------------------------

Decrease in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $  102,465,510     $  114,783,195
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                         58,231,661         28,864,977
----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                              (34,125,200)       (44,401,444)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    126,571,971         99,246,728
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                             (93,569,135)      (104,395,042)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                             (10,384,042)       (10,533,538)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (79,842)           (49,718)
----------------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                      (169,474,559)      (111,172,908)
----------------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                           (146,935,607)      (126,904,478)

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                     2,102,319,785      2,229,224,263
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $1,613,130 and $2,766,182, respectively)                                   $1,955,384,178     $2,102,319,785
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                 Year ended November 30
-----------------------------------------------------------------------------------------------------------------------------
                                              1997             1996             1995             1994             1993
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                          $8.91            $8.97            $8.05            $9.38            $8.98
-----------------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                          .46              .48              .49              .53              .53
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                     .12             (.06)             .92            (1.24)             .52
-----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                          .58              .42             1.41             (.71)            1.05
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------
From net
investment income                             (.47)            (.48)            (.49)            (.51)            (.53)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                  --               --               --             (.05)            (.10)
-----------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                             --               --               --             (.06)            (.02)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                           (.47)            (.48)            (.49)            (.62)            (.65)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                $9.02            $8.91            $8.97            $8.05            $9.38
-----------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                     6.69             4.92            17.95            (8.02)           12.02
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $1,725,773       $1,873,649       $2,013,022       $1,901,901       $2,280,604
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                      .79              .81              .78              .75              .76
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                     5.19             5.47             5.63             5.82             5.67
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                       81.95            59.60            73.85            47.56            26.60
-----------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements and brokerage service arrangements.
    Prior period ratios exclude these amounts. (Note 2).





Financial highlights
(For a share outstanding throughout the period)

CLASS B
-------------------------------------------------------------------------------------------------------------------------

                                                                                                    For the period
Per-share                                                                                             Jan. 4, 1993+
operating performance                                     Year ended November 30                        to Nov. 30
-------------------------------------------------------------------------------------------------------------------------
                                          1997             1996             1995             1994             1993
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                      $8.90            $8.95            $8.02            $9.37            $8.95
-------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------
Net investment income                      .40              .42              .43              .46              .40
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                 .11             (.05)             .93            (1.24)             .42
-------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                      .51              .37             1.36             (.78)             .82
-------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------
From net
investment income                         (.41)            (.42)            (.43)            (.46)            (.40)
-------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                              --               --               --             (.05)              --
-------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                         --               --               --             (.06)              --
-------------------------------------------------------------------------------------------------------------------------
Total distributions                       (.41)            (.42)            (.43)            (.57)            (.40)
-------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                            $9.00            $8.90            $8.95            $8.02            $9.37
-------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                 5.89             4.35            17.26            (8.75)            9.25*
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $227,747         $227,405         $215,614         $173,213         $146,665
-------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                 1.44             1.46             1.43             1.39             1.28*
-------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 4.53             4.81             4.95             5.16             4.29*
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   81.95            59.60            73.85            47.56            26.60
-------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements and brokerage service arrangements.
    Prior period ratios exclude these amounts. (Note 2).





Financial highlights
(For a share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------------

                                                                                      For the period
Per-share                                                                             Apr. 10, 1995+
operating performance                                       Year ended November 30       to Nov. 30
----------------------------------------------------------------------------------------------------------
                                                             1997             1996             1995
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                         $8.91            $8.97            $8.79
----------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------
Net investment income                                         .43              .45              .26(a)
----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                    .12             (.06)             .21
----------------------------------------------------------------------------------------------------------
Total from
investment operations                                         .55              .39              .47
----------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------
From net
investment income                                            (.44)            (.45)            (.29)
----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                 --               --               --
----------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                            --               --               --
----------------------------------------------------------------------------------------------------------
Total distributions                                          (.44)            (.45)            (.29)
----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                               $9.02            $8.91            $8.97
----------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                    6.37             4.59             5.44*
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                             $1,865           $1,266             $588
----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                    1.09             1.11              .65*
----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                    4.87             5.17             3.30*
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                      81.95            59.60            73.85
----------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements and brokerage service arrangements.
    Prior period ratios exclude these amounts. (Note 2).




Notes to financial statements
November 30, 1997

Note 1
Significant accounting policies

Putnam New York Tax Exempt Income Trust, ("the trust"), registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes is consistent with preservation of capital by investing primarily in a portfolio of longer-term New York tax exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by Putnam Management following procedures approved by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations.

For the year ended November 30, 1997, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of realized and unrealized gains and losses on certain futures contracts, market discount and losses on wash sale transactions. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended November 30, 1997, the fund reclassified $414,457 to increase undistributed net investment income and $218,135 to increase paid-in-capital, with a decrease to accumulated net realized gain on investments of $632,592. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds, original issue discount and stepped-coupon bonds are accreted according to the yield to maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% thereafter. Prior to January 20, 1997, any amount over $1.5 billion was based on 0.40%

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended November 30, 1997, fund expenses were reduced by $532,240 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustees fee, of which $1,450 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended November 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $95,446 and $947 from the sale of class A and class M shares, respectively and $446,822 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended November 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received $16,199 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended November 30, 1997, purchases and sales of investment securities other than short-term investments aggregated $1,603,180,186 and $1,698,936,834, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At November 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Year ended
                                       November 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      36,261,786     $320,642,390
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     6,025,152       53,518,532
------------------------------------------------------------
                                 42,286,938      374,160,922

Shares
repurchased                     (61,135,199)    (541,902,998)
------------------------------------------------------------
Net decrease                    (18,848,261)   $(167,742,076)
------------------------------------------------------------

                                           Year ended
                                       November 30, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      49,874,885     $435,955,284
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     6,955,843       61,013,314
------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam New York
Intermediate Tax
Exempt Income
Fund                                262,921        2,303,192
------------------------------------------------------------
                                 57,093,649      499,271,790

Shares
repurchased                     (71,315,173)    (624,195,830)
------------------------------------------------------------
Net decrease                    (14,221,524)   $(124,924,040)
------------------------------------------------------------

                                           Year ended
                                       November 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,266,192      $28,907,810
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       757,115        6,711,840
------------------------------------------------------------
                                  4,023,307       35,619,650

Shares
repurchased                      (4,283,296)     (37,917,173)
------------------------------------------------------------
Net decrease                       (259,989)     $(2,297,523)
------------------------------------------------------------

                                           Year ended
                                       November 30, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,772,161      $41,813,876
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       780,326        6,829,056
------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam New York
Intermediate Tax
Exempt Income
Fund                                193,968        1,695,279
------------------------------------------------------------
                                  5,746,455       50,338,211

Shares
repurchased                      (4,269,501)     (37,263,730)
------------------------------------------------------------
Net increase                      1,476,954      $13,074,481
------------------------------------------------------------

                                           Year ended
                                       November 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         125,505       $1,108,550
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         8,020           71,332
------------------------------------------------------------
                                    133,525        1,179,882

Shares
repurchased                         (68,859)        (614,842)
------------------------------------------------------------
Net increase                         64,666         $565,040
------------------------------------------------------------

                                           Year ended
                                       November 30, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                          89,297         $787,821
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         4,984           43,584
------------------------------------------------------------
                                     94,281          831,405

Shares
repurchased                         (17,785)        (154,754)
------------------------------------------------------------
Net increase                         76,496         $676,651
------------------------------------------------------------

Note 5
Acquisition of Putnam New York
Intermediate Tax Exempt Income
Fund

On March 11, 1996, the fund issued 262,921 and 193,968 of class A and B shares, respectively, to the shareholders of New York Intermediate Tax Exempt Fund to acquire that fund's net assets in a tax-free exchange approved by the shareholders. The assets of the fund and New York Intermediate Tax Exempt Fund on March 11, 1996, valuation date, were $2,150,121,682 and $3,998,472, respectively. On March 11, 1996, New York Intermediate Tax Exempt Fund had unrealized appreciation of $130,627.

The aggregate net assets of the fund immediately following the acquisition were $2,154,120,154.

Federal tax information
(Unaudited)

Pursuant to Section 852 of the International Revenue Code, the Fund hereby designates $21,032,426 as capital gain for its taxable year ended November 30, 1997.

The fund has designated 98% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calender 1997.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Jerome J. Jacobs
Vice President

Blake E. Anderson
Vice President

Howard K. Manning
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam New York Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

AN051-36878-279   1/98